Columbia Portfolio Builder Aggressive Fund, Columbia Portfolio Builder Conservative Fund, Columbia
Portfolio Builder Moderate Aggressive Fund, Columbia Portfolio Builder Moderate Conservative
Fund and Columbia Portfolio Builder Moderate Fund (the “Funds”)

Supplement dated November 16, 2011 to the prospectuses dated April 11, 2011

Columbia Portfolio Builder Conservative Fund

Principal Investment Strategies

The “Principal Investment Strategies” section in the summary section is hereby replaced with the following:

The Fund is a “fund of funds” that seeks to achieve its objective by investing in a (i) combination of underlying funds for which the investment manager, Columbia Management Investment Advisers, LLC or an affiliate acts as investment manager or principal underwriter and (ii) up to 20% of its net assets in other underlying funds (including unaffiliated funds and exchange traded funds (ETFs)), equity and fixed income securities, treasury inflation protected securities (TIPS), and derivatives, such as futures contracts (including fixed income and index futures). Collectively, these investments (including through investments in derivatives) represent three primary main asset classes: equity, fixed income and cash. The Fund may also seek exposure to asset classes that invest in alternative investment strategies. The Fund invests mainly in underlying funds that invest in fixed income securities, including TIPs, treasury bonds and notes, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds, each with varying interest rates, terms, duration and credit exposure. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

	Asset Class			Alternative
Investment
Fund	Equity	Fixed Income	Cash	Strategies

Conservative Fund	15-25%	65-80%	0-15%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).

The “Principal Risks” section in the summary section is hereby revised to include the following risks:

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Derivatives Risk — Futures Contracts. The Fund may enter into futures contracts for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.

Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

The portfolio managers listed under the section “Fund Management- Portfolio Managers” are revised as follows:

Portfolio Manager	Title	Managed Fund Since
Colin Moore	Portfolio Manager	May 2010
Anwiti Bahuguna	Portfolio Manager	May 2010
Melda Mergen	Portfolio Manager, CFA, CAIA	November 2011
Marie Schofield	Portfolio Manager	May 2010
Beth Vanney	Senior Securities Analyst, CFA	November 2011

Columbia Portfolio Builder Moderate Conservative Fund

Principal Investment Strategies

The “Principal Investment Strategies” section in the summary section is hereby replaced with the following:

The Fund is a “fund of funds” that seeks to achieve its objective by investing in a (i) combination of underlying funds for which the investment manager, Columbia Management Investment Advisers, LLC or an affiliate acts as investment manager or principal underwriter and (ii) up to 20% of its net assets in other underlying funds (including unaffiliated funds and exchange traded funds (ETFs)), equity and fixed income securities, treasury inflation protected securities (TIPS), and derivatives, such as futures contracts (including fixed income and index futures). Collectively, these investments (including through investments in derivatives) represent three primary main asset classes: equity, fixed income and cash. The Fund may also seek exposure to asset classes that invest in alternative investment strategies. The Fund invests mainly in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds, each with varying interest rates, terms, duration, and credit exposure, and also invests a moderate amount in underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

	Asset Class			Alternative
Investment
Fund	Equity	Fixed Income	Cash	Strategies

Moderate Conservative Fund	30-40%	55-65%	0-10%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).

The “Principal Risks” section in the summary section is hereby revised to include the following risks:

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Derivatives Risk — Futures Contracts. The Fund may enter into futures contracts for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.

Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

The portfolio managers listed under the section “Fund Management- Portfolio Managers” are revised as follows:

Portfolio Manager	Title	Managed Fund Since
Colin Moore	Portfolio Manager	May 2010
Anwiti Bahuguna	Portfolio Manager	May 2010
Melda Mergen	Portfolio Manager, CFA, CAIA	November 2011
Marie Schofield	Portfolio Manager	May 2010
Beth Vanney	Senior Securities Analyst, CFA	November 2011

Columbia Portfolio Builder Moderate Fund

Principal Investment Strategies

The “Principal Investment Strategies” section in the summary section is hereby replaced with the following:

The Fund is a “fund of funds” that seeks to achieve its objective by investing in a (i) combination of underlying funds for which the investment manager, Columbia Management Investment Advisers, LLC or an affiliate acts as investment manager or principal underwriter and (ii) up to 20% of its net assets in other underlying funds (including unaffiliated funds and exchange traded funds (ETFs)), equity and fixed income securities, treasury inflation protected securities (TIPS), and derivatives, such as futures contracts (including fixed income and index futures). Collectively, these investments (including through investments in derivatives) represent three primary main asset classes: equity, fixed income and cash. The Fund may also seek exposure to asset classes that invest in alternative investment strategies. The Fund invests in a balance of underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds, each with varying interest rates, terms, duration, and credit exposure, and underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

	Asset Class			Alternative
Investment
Fund	Equity	Fixed Income	Cash	Strategies
Moderate Fund	45-55%	45-55%	0-5%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).

The “Principal Risks” section in the summary section is hereby revised to include the following risks:

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Derivatives Risk — Futures Contracts. The Fund may enter into futures contracts for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.

Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

The portfolio managers listed under the section “Fund Management- Portfolio Managers” are revised as follows:

Portfolio Manager	Title	Managed Fund Since
Colin Moore	Portfolio Manager	May 2010
Anwiti Bahuguna	Portfolio Manager	May 2010
Melda Mergen	Portfolio Manager, CFA, CAIA	November 2011
Marie Schofield	Portfolio Manager	May 2010
Beth Vanney	Senior Securities Analyst, CFA	November 2011

Columbia Portfolio Builder Moderate Aggressive Fund

Principal Investment Strategies

The “Principal Investment Strategies” section in the summary section is hereby replaced with the following:

The Fund is a “fund of funds” that seeks to achieve its objective by investing in a (i) combination of underlying funds for which the investment manager, Columbia Management Investment Advisers, LLC or an affiliate acts as investment manager or principal underwriter and (ii) to 20% of its net assets in other underlying funds (including unaffiliated funds and exchange traded funds (ETFs)), equity and fixed income securities, treasury inflation protected securities (TIPS), and derivatives, such as futures contracts (including fixed income and index futures). Collectively, these investments (including through investments in derivatives) represent three primary main asset classes: equity, fixed income and cash. The Fund may also seek exposure to asset classes that invest in alternative investment strategies. The Fund invests mainly in underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities, and also invests a moderate amount in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds, each with varying interest rates, terms, duration and credit exposure. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

	Asset Class			Alternative
Investment
Fund	Equity	Fixed Income	Cash	Strategies
Moderate Aggressive Fund	60-70%	30-40%	0-5%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).

The “Principal Risks” section in the summary section is hereby revised to include the following risks:

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Derivatives Risk — Futures Contracts. The Fund may enter into futures contracts for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.

Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

The portfolio managers listed under the section “Fund Management- Portfolio Managers” are revised as follows:

Portfolio Manager	Title	Managed Fund Since
Colin Moore	Portfolio Manager	May 2010
Anwiti Bahuguna	Portfolio Manager	May 2010
Melda Mergen	Portfolio Manager, CFA, CAIA	November 2011
Marie Schofield	Portfolio Manager	May 2010
Beth Vanney	Senior Securities Analyst, CFA	November 2011

Columbia Portfolio Builder Aggressive Fund

Principal Investment Strategies

The “Principal Investment Strategies” section in the summary section is hereby replaced with the following:

The Fund is a “fund of funds” that seeks to achieve its objective by investing in a (i) combination of underlying funds for which the investment manager, Columbia Management Investment Advisers, LLC or an affiliate acts as investment manager or principal underwriter and (ii) up to 20% of its net assets in other underlying funds

(including unaffiliated funds and exchange traded funds (ETFs)), equity and fixed income securities, treasury inflation protected securities (TIPS) and derivatives, such as futures contracts (including fixed income and index futures). Collectively, these investments (including through investments in derivatives) represent three primary main asset classes: equity, fixed income and cash. The Fund may also seek exposure to asset classes that invest in alternative investment strategies. The Fund invests primarily in underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities, and also invests a small amount in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds, each with varying interest rates, terms, duration and credit exposure. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

	Asset Class			Alternative
Investment
Fund	Equity	Fixed Income	Cash	Strategies
Aggressive Fund	75-85%	15-25%	0-5%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).

The “Principal Risks” section in the summary section is hereby revised to include the following risks:

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Derivatives Risk — Futures Contracts. The Fund may enter into futures contracts for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.

Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

The portfolio managers listed under the section “Fund Management- Portfolio Managers” are revised as follows:

Portfolio Manager	Title	Managed Fund Since
Colin Moore	Portfolio Manager	May 2010
Anwiti Bahuguna	Portfolio Manager	May 2010
Melda Mergen	Portfolio Manager, CFA, CAIA	November 2011
Marie Schofield	Portfolio Manager	May 2010
Beth Vanney	Senior Securities Analyst, CFA	November 2011

The information describing the Funds under the section “More Information About the Funds-Investment Objectives” is hereby replaced as follows:

Columbia Portfolio Builder Conservative Fund (Conservative Fund) is designed for investors seeking the highest level of total return that is consistent with a conservative level of risk. The Fund may be most appropriate for investors with a shorter-term investment horizon.

Columbia Portfolio Builder Moderate Conservative Fund (Moderate Conservative Fund) is designed for investors seeking the highest level of total return that is consistent with a moderate conservative level of risk. The Fund may be most appropriate for investors with a short-to-intermediate investment horizon.

Columbia Portfolio Builder Moderate Fund (Moderate Fund) is designed for investors seeking the highest level of total return that is consistent with a moderate level of risk. The Fund may be most appropriate for investors with an intermediate term investment horizon.

Columbia Portfolio Builder Moderate Aggressive Fund (Moderate Aggressive Fund) is designed for investors seeking the highest level of total return that is consistent with a moderate aggressive level of risk. The Fund may be most appropriate for investors with an intermediate-to-long term investment horizon.

Columbia Portfolio Builder Aggressive Fund (Aggressive Fund) is designed for investors seeking the highest level of total return that is consistent with an aggressive level of risk. The Fund may be most appropriate for investors with a longer-term investment horizon.

The rest of this section remains unchanged.

The information under the section “More Information About the Funds — Principal Investment Strategies of the Funds” is hereby replaced as follows:

The Funds are intended for investors who have an objective of achieving a high level of total return consistent with a certain level of risk, but prefer to have investment decisions managed by professional money managers. Each Fund is a “fund of funds” that seeks to achieve its objective by investing in a (i) combination of underlying funds for which the investment manager, Columbia Management Investment Advisers, LLC or an affiliate acts as investment manager or principal underwriter and (ii) up to 20% of its net assets in other underlying funds (including unaffiliated funds and exchange-traded funds (ETFs), equity and fixed income securities, treasury inflation protected securities (TIPS), and derivatives such as futures contracts (including fixed income and index futures). Collectively, these investments (including through investments in derivatives) represent three primary main asset classes: equity, fixed income and cash. The Funds may also seek exposure to asset classes that invest in alternative investment strategies. The investment manager is the investment manager for each of the Funds. By investing in a combination of underlying funds and securities, the Funds seek to minimize the risks associated with investing in a single fund. Under normal market conditions, the Funds intend to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Conservative Fund	15-25%	65-80%	0-15%	0-5%

Moderate Conservative Fund	30-40%	55-65%	0-10%	0-5%

Moderate Fund	45-55%	45-55%	0-5%	0-5%

Moderate Aggressive Fund	60-70%	30-40%	0-5%	0-5%

Aggressive Fund	75-85%	15-25%	0-5%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).

Asset Allocation

First, the investment manager determines what percentage of each Fund’s assets should be invested in the three main asset classes. The investment manager determines the allocation, if any, to alternative investment strategies. The mix of asset classes provides the first level of diversification for each Fund. The next step in the process is to determine allocation among investment categories within each asset class. This process provides the second level of diversification. Equity and fixed income categories follow:

•	Within the equity allocation, the investment manager seeks to diversify by style (growth, value and core/blend), market capitalization (large, mid and small cap), and geographic location (both domestic and international). The equity allocation may also include exposure to real estate securities.

•	Within the fixed income allocation, the investment manager seeks to diversify by including varying levels of interest rate, term, duration and credit exposure.

Investment Selection

Next, the investment manager selects the underlying investments to represent each investment category. The selection process provides the third level of diversification within both equity and fixed income allocations. The selection of underlying investments is based primarily on the investment manager’s assessment of what mix of general risk and return characteristics will meet each Fund’s goal. When selecting underlying investments, the investment manager considers historical performance, risk/return characteristics, and manager experience and skill sets. The investment manager monitors the underlying fund selections to ensure that they meet the asset class and investment category allocations overtime. The investment manager my periodically reallocate each Fund’s investments in the underlying funds to bring the Funds back within their target ranges.

Underlying Funds

Each Fund has exposure to risks of many areas of the market indirectly through the underlying funds (which includes affiliated and unaffiliated funds and ETFs) and derivatives, and directly to the extent the Fund invests in individual securities, such as equity and fixed income securities, TIPs or other securities such as derivatives. The investment manager can modify the list of underlying funds and types of securities in which the Fund invests, or the asset categories, at any time, including by adding or eliminating underlying funds. The list of underlying funds in this prospectus does not include unaffiliated funds or ETFs in which the Funds may invest. A complete list of the Funds’ portfolio holdings as of a month-end is posted approximately but no earlier than 15 calendar days after such month-end. The following section shows which underlying funds are within each asset class. Certain underlying funds, due to their characteristics, may fit into more than one category, and be used by the investment manager for that purpose. A description of the underlying funds’ investment objectives and strategies is included in Appendix A. A description of the principal risks associated with these underlying funds is included in Appendix B. The prospectuses and Statements of Additional Information for the underlying funds are incorporated by reference into this prospectus and are available free of charge at columbiamanagement.com and for all funds in the Fund Family by calling 800.345.6611.

Equity

Columbia 120/20 Contrarian Equity Fund, Columbiasm Acorn Emerging Markets Fund, Columbiasm Acorn® European Fund, Columbiasm Acorn® Fund, Columbiasm Acorn International®, Columbiasm Acorn International Select®, Columbiasm Acorn Select®, Columbiasm Acorn USA®, Columbia Asia Pacific ex-Japan Fund, Columbia Contrarian Core Fund, Columbia Diversified Equity Income Fund, Columbia Dividend Income Fund, Columbia Dividend Opportunity Fund, Columbia Emerging Markets Fund, Columbia Emerging Markets Opportunity Fund, Columbia Energy and Natural Resources Fund, Columbia Equity Value Fund, Columbia European Equity Fund, Columbia Frontier Fund, Columbia Global Equity Fund, Columbia Global Extended Alpha Fund, Columbia Greater China Fund, Columbia International Value Fund, Columbia Large Cap Core Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Growth Fund, Columbia Large Cap Index Fund, Columbia Large Cap Value Fund, Columbia Large Core Quantitative Fund, Columbia Large Growth Quantitative Fund, Columbia Large

Value Quantitative Fund, Columbia Marsico Flexible Capital Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Mid Cap Growth Fund, Columbia Mid Cap Growth Opportunity Fund, Columbia Mid Cap Index Fund, Columbia Mid Cap Value Fund, Columbia Mid Cap Value Opportunity Fund, Columbia Multi-Advisor International Equity Fund, Columbia Multi-Advisor International Value Fund, Columbia Multi-Advisor Small Cap Value Fund, Columbia Overseas Value Fund, Columbia Pacific Asia Fund, Columbia Real Estate Equity Fund, Columbia Recovery and Infrastructure Fund, Columbia Select Large Cap Growth Fund, Columbia Select Large-Cap Value Fund, Columbia Select Smaller-Cap Value Fund, Columbia Seligman Communications and Information Fund, Columbia Seligman Global Technology Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Small Cap Index Fund, Columbia Small Cap Value Fund I, Columbia Small Cap Value Fund II, Columbia Strategic Allocation Fund, Columbia Strategic Investor Fund, Columbia Value and Restructuring Fund.

Fixed Income

CMG Ultra Short Term Bond Fund, Columbia Bond Fund, Columbia Convertible Securities Fund, Columbia Corporate Income Fund, Columbia Diversified Bond Fund, Columbia Emerging Markets Bond Fund, Columbia Floating Rate Fund, Columbia Global Bond Fund, Columbia High Yield Bond Fund, Columbia Income Opportunities Fund, Columbia Inflation Protected Securities Fund, Columbia Intermediate Bond Fund, Columbia International Bond Fund, Columbia Limited Duration Credit Fund, Columbia Short Term Bond Fund, Columbia U.S. Government Mortgage Fund, Columbia U.S. Treasury Index Fund.

Cash

Columbia Money Market Fund

Alternative Investment Strategies

Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Emerging Markets Macro Fund, Columbia Absolute Return Enhanced Multi-Strategy Fund, Columbia Absolute Return Multi-Strategy Fund, Columbia Commodity Strategy Fund and Columbia Flexible Capital Income Fund.

A Fund may sell underlying funds in order to accommodate redemptions of the Fund’s shares, to change the percentage of its assets invested in certain underlying funds in response to economic or market conditions, and to maintain or modify the proportion of its assets among the various asset classes. The investment manager seeks to minimize the impact of the Funds’ purchases and redemptions of shares of the underlying funds by implementing them over a reasonable timeframe. In addition, because the investment manager earns different fees from the underlying funds, in determining the allocation of the Funds among the underlying funds, the investment manager may have an economic conflict of interest. The investment manager will report to the Fund’s Board on the steps it has taken to manage any potential conflicts.

The information under the section “More Information About the Funds — Principal Risks of Investing in the Funds — Certain Principal Risks of Underlying Funds” is hereby revised to include the following:

Changing Distribution Levels Risk. The amount of the distributions paid by the underlying fund generally depends on the amount of interest and/or dividends received by the underlying fund on the securities it holds. The underlying fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the underlying fund receives from its investments decline.

Dollar Rolls Risk. Dollar rolls are transactions in which the underlying fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the underlying fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the underlying fund’s portfolio turnover rate. If the underlying fund reinvests the proceeds of the security sold, the underlying fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

Index Risk. The underlying fund’s value will generally decline when the performance of its targeted index declines. In addition, because the underlying fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the underlying fund’s performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

The portfolio managers responsible for the Fund’s day-to-day portfolio management, as described in the Fund’s prospectus in the “More Information About the Funds” section under the caption “Fund Management and Compensation” is revised as follows:

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Colin Moore, Portfolio Manager

•	Managed the Funds since May 2010.

•	Chief Investment Officer of the investment manager.

•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2002.

•	Began investment career in 1983.

•	London Business School — Investment Management Program.

Anwiti Bahuguna, Ph.D., Portfolio Manager

•	Managed the Funds since May 2010.

•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where she worked as an investment professional since 2002.

•	Began investment career in 1998.

•	BS from St. Stephen’s College, Delhi University and a Ph.D. from Northeastern University.

Melda Mergen, CFA, CAIA, Portfolio Manager

•	Managed the Funds since November 2011.

•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where she worked as an investment professional since 1999.

•	Began investment career in 1999.

•	BA from Gogazici University and MBA from University of Massachusetts at Amherst.

Marie M. Schofield, CFA, Portfolio Manager

•	Managed the Funds since May 2010.

•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where she worked as an investment professional since 1990.

•	Began investment career in 1975.

•	BS from the College of Saint Rose.

Beth Vanney, CFA, Senior Securities Analyst

•	Managed the Funds since November 2011.

•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where she worked as an investment professional since 1999.

•	Began investment career in 1990.

•	BS from University of Minnesota.

Appendix A — Equity Funds is herby revised to include the following:

Underlying Funds	Investment Objectives and Strategies

Columbia Large Cap Index Fund
Total return before fees and expenses that corresponds to the total return of the Standard & Poor’s (S&P) 500 Index.

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the Standard & Poor’s (S&P) 500 Index. The Fund may invest in derivatives, consisting of stock index futures or options, as substitutes for the underlying securities in the S&P 500 Index. The Fund may buy shares of Ameriprise Financial, Inc., an affiliate of the Adviser, which is currently included in the S&P 500® Index, subject to certain restrictions. The Fund attempts to achieve at least a 95% correlation between the performance of the S&P 500 Index and the Fund’s investment results, before fees and expenses.

Columbia Small Cap Index Fund
Total return before fees and expenses that corresponds to the total return of the Standard & Poor’s (S&P) SmallCap 600 Index.

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the S&P SmallCap 600 Index. The Fund may invest in derivatives, consisting of stock index futures or options, as substitutes for the underlying securities in the S&P SmallCap 600 Index.

Appendix A — Fixed Income Funds is hereby revised to include the following:

Underlying Funds	Investment Objectives and Strategies

CMG Ultra Short Term Bond Fund
High level of current income consistent with the maintenance of liquidity and the preservation of capital.

Under normal circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of domestic debt securities of investment grade quality. Debt securities may be issued by governments, companies or special purpose entities and may include notes, bonds, debentures and commercial paper. Debt securities may also include bank loans, as well as assignments, participations and other interests in bank loans. The Fund may invest up to 20% of total assets in dollar-denominated foreign debt securities. Under normal circumstances, the Fund’s dollar weighted average maturity will be two years or less and its duration will be one year or less.

The Fund may invest in mortgage- and other asset-backed securities. The Fund also may participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities. The Fund may invest in floating rate debt securities, which have interest rates that adjust or “float” periodically.

Appendix B is hereby revised to include the following:

UNDERLYING FUNDS — PRINCIPAL RISKS
Many factors affect the performance of the Funds. Each Fund’s share price change daily based on the performance of the underlying funds in which it invests. The ability of each Fund to meet its investment objective is directly related to its allocation among underlying funds and the ability of those underlying funds to meet their investment objectives. The following is a brief description of some principal risks associated with the underlying funds in which the Funds may invest as part of their principal investment strategies. Additional information regarding the principal risks for the underlying funds is available in the applicable underlying fund’s prospectus and Statement of Additional Information. This prospectus is not an offer for any of the underlying funds.

Changing Distribution Levels Risk. The amount of the distributions paid by the underlying fund generally depends on the amount of interest and/or dividends received by the underlying fund on the securities it holds. The underlying fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the underlying fund receives from its investments decline.

Dollar Rolls Risk. Dollar rolls are transactions in which the underlying fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the underlying fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the underlying fund’s portfolio turnover rate. If the underlying fund reinvests the proceeds of the security sold, the underlying fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

Index Risk. The underlying fund’s value will generally decline when the performance of its targeted index declines. In addition, because the underlying fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the underlying fund’s performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

S-6411-4 A (11/11)